Share-based Compensation - Summary of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock Options (number)
Outstanding at the beginning of the period (in shares)	0
Transferred from Former Parent (in shares)	1,251,950
Exercised (in shares)	(470,700)
Outstanding at the end of the period (in shares)	781,250
Exercisable (in shares)	365,025
Weighted Average Price (C$)
Outstanding (in CAD per share)	$ 29.60	$ 0
Transferred (in CAD per share)	28.93
Exercised (in CAD per share)	27.82
Exercisable (in CAD per share)	$ 32.28
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Live (years) - Outstanding	4 years 1 month 6 days
Weighted Average Remaining Contractual Live (years) - Exercisable	3 years 2 months 12 days